Advisory Class Prospectus Supplement
December 29, 2006

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 29, 2006 to the Advisory Class Prospectus dated February 28, 2006

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Notwithstanding any disclosure found in the Portfolios’ Prospectus or Statement of Additional Information to the contrary, each Portfolio will price its shares and be open for business on Tuesday, January 2, 2007, provided the Federal Reserve Bank of New York and the bond markets are open.

Please retain this supplement for future reference.